CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Movements in the allowance of credit risk (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 ARS ($)
Movements in the allowance of current credit risk
Additions - Other financial results, net	$ (1,140)
Uses (includes RECPAM)	1,077
At the end of the year	(63)
Movements in the allowance of non-current credit risk
Additions - Other financial results, net	(1,429)
Uses (includes RECPAM)	450
At the end of the year	$ (979)